Significant Accounting Policies - Consolidated Statement of Comprehensive Income Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income including noncontrolling interest	$ 5,929	$ 5,453	$ 4,529
Other comprehensive income (loss), net of tax:
Defined benefit pension and postretirement plans adjustment	1,345	106	(507)
Total other comprehensive income (loss), net of tax	970	411	(368)
Comprehensive income (loss) including noncontrolling interest	6,899	5,864	4,161
Comprehensive income (loss) attributable to 3M	$ 6,892	5,862	4,150
Under Prior Method
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income including noncontrolling interest		5,388	4,582
Other comprehensive income (loss), net of tax:
Defined benefit pension and postretirement plans adjustment		171	(560)
Total other comprehensive income (loss), net of tax		476	(421)
Comprehensive income (loss) including noncontrolling interest		5,864	4,161
Comprehensive income (loss) attributable to 3M		$ 5,862	$ 4,150